DERIVATIVES (Details) $ in Thousands			1 Months Ended		12 Months Ended
	Aug. 30, 2013 USD ($)	Jun. 26, 2013	Jul. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($) item loan
ACRE Capital
Derivatives
Purchase price for servicing rights	$ 60,900		$ 325	$ 500
2015 Convertible Notes
Derivatives
Derivatives in liability position, Fair Value					$ 0	$ 0
2015 Convertible Notes | Minimum
Derivatives
Percentage of common stock issued on conversion without shareholder's approval		20.00%
Non-designated Hedges
Derivatives
Derivatives assets net of liabilities					$ 6,937	$ 1,670
Non-designated Hedges | Loan commitments
Derivatives
Derivative, Number of Instruments Held | item					87	36
Number of contracts entered into by the company					16	1
Notional amount					$ 207,600	$ 51,100
Non-designated Hedges | Loan commitments | Other assets.
Derivatives
Derivatives in asset position, Fair Value					$ 8,450	$ 3,082
Non-designated Hedges | Forward sale commitments
Derivatives
Derivative, Number of Instruments Held | item					87	36
Number of contracts entered into by the company | item					24	10
Notional amount					$ 237,400	$ 249,800
Non-designated Hedges | Forward sale commitments | Minimum
Derivatives
Maturity term					25 days	9 days
Non-designated Hedges | Forward sale commitments | Maximum
Derivatives
Maturity term					17 months	23 months
Non-designated Hedges | Forward sale commitments | Other assets.
Derivatives
Derivatives in asset position, Fair Value					$ 25	$ 116
Non-designated Hedges | Forward sale commitments | Other liabilities.
Derivatives
Derivatives in liability position, Fair Value					(1,868)	$ (1,528)
Non-designated Hedges | MSR purchase commitment | Other assets.
Derivatives
Derivatives in asset position, Fair Value					$ 330